Business combination - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 11, 2021 USD ($)	Aug. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares
Business Acquisition [Line Items]
Goodwill			$ 26,829	$ 26,829
Amortization expense			3,347	2,826	$ 1,971
Payments of Dividends			0	0	100,000
Common stock par value per share (in USD per share) | (per share)		$ 10				₪ 0.00001	₪ 0.00001
PIPE Investor, Share Purchase Agreement
Business Acquisition [Line Items]
Sale of stock, price per share (in USD per share) | $ / shares		$ 10.00
Number of shares issued in transaction (in shares) | shares		30,000,000
Sale of stock, consideration received		$ 300,000
Conversion of stock, shares converted (in shares) | shares		30,000,000
Initial dividend paid
Business Acquisition [Line Items]
Payments of Dividends		$ 21,300
Additional dividend paid
Business Acquisition [Line Items]
Payments of Dividends		$ 78,700
TWC Tech Holdings II Corp. (“TWC") | TWC Securityholders
Business Acquisition [Line Items]
Recapitalization exchange ratio (in shares) | shares		1
Digital Clues LTD
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 3,524
Goodwill	17,366
Amortization expense			$ 496	$ 496	$ 67
Total consideration transferred	20,000
Digital Clues LTD | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 3,347
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	7 years